Supplement dated May 23, 2011 to
Prospectuses dated May 1, 2011 for
Protective Access XL
Protective Rewards Elite
Protective Rewards II
Protective Values
Protective Values Advantage
And
Prospectus dated May 1, 2010 for
Protective Values Access
Issued By
Protective Life Insurance Company
Protective Variable Annuity Separate Account

Prospectuses dated May 1, 2011 for
Protective Access XL NY
Protective Rewards Elite NY
Protective Rewards II NY
Issued By
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

This Supplement amends certain information in your variable annuity prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

For purposes of the Allocation by Investment Category guidelines applicable to the Guaranteed Lifetime Withdrawal Benefits offered under your Contract, we have reclassified the MFS Growth Sub-account from a Category 3 Sub-account to a Category 2 Sub-Account, effective June 1, 2011.   Accordingly, the list of Categories and Sub-accounts in the section of your Prospectus titled “Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits” is amended to reflect this reclassification.